Schedule of Investments (unaudited)
December 31, 2022
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Boeing Co.(a)(b)	191,338	$ 36,447,975
General Dynamics Corp.	76,892	19,077,674
Lockheed Martin Corp.(b)	79,665	38,756,226
Raytheon Technologies Corp.	502,076	50,669,510
		144,951,385
Air Freight & Logistics — 0.8%
FedEx Corp.	81,799	14,167,587
United Parcel Service, Inc., Class B	249,266	43,332,401
		57,499,988
Automobiles — 2.0%
Ford Motor Co.	1,345,694	15,650,422
General Motors Co.	485,255	16,323,978
Tesla, Inc.(a)	916,712	112,920,584
		144,894,984
Banks — 4.4%
Bank of America Corp.	2,383,804	78,951,589
Citigroup, Inc.	661,516	29,920,369
JPMorgan Chase & Co.	1,001,811	134,342,855
U.S. Bancorp	462,445	20,167,226
Wells Fargo & Co.	1,301,429	53,736,003
		317,118,042
Beverages — 2.4%
Coca-Cola Co.	1,329,301	84,556,837
PepsiCo, Inc.	470,547	85,009,021
		169,565,858
Biotechnology — 2.6%
AbbVie, Inc.	604,011	97,614,218
Amgen, Inc.	182,241	47,863,776
Gilead Sciences, Inc.	428,376	36,776,080
		182,254,074
Capital Markets — 2.4%
Bank of New York Mellon Corp.	251,332	11,440,633
BlackRock, Inc.(c)	51,231	36,303,824
Charles Schwab Corp.	520,958	43,374,962
Goldman Sachs Group, Inc.	115,660	39,715,331
Morgan Stanley	450,268	38,281,785
		169,116,535
Chemicals — 0.9%
Dow, Inc.	240,376	12,112,546
Linde PLC	168,855	55,077,124
		67,189,670
Communications Equipment — 0.9%
Cisco Systems, Inc.	1,402,387	66,809,717
Consumer Finance — 0.6%
American Express Co.	203,955	30,134,351
Capital One Financial Corp.	130,354	12,117,708
		42,252,059
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(a)	615,365	190,086,248
Diversified Telecommunication Services — 1.4%
AT&T Inc.	2,434,167	44,813,015
Verizon Communications, Inc.	1,434,413	56,515,872
		101,328,887
Electric Utilities — 1.8%
Duke Energy Corp.	263,009	27,087,297
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	339,402	$ 14,672,348
NextEra Energy, Inc.	678,681	56,737,732
Southern Co.	371,806	26,550,666
		125,048,043
Electrical Equipment — 0.3%
Emerson Electric Co.	201,956	19,399,893
Entertainment — 1.4%
Netflix, Inc.(a)	151,993	44,819,696
Walt Disney Co.(a)	622,652	54,096,006
		98,915,702
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	159,023	33,690,613
Simon Property Group, Inc.	111,894	13,145,307
		46,835,920
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	151,168	69,008,192
Walgreens Boots Alliance, Inc.	244,150	9,121,444
Walmart, Inc.	482,066	68,352,138
		146,481,774
Food Products — 0.6%
Kraft Heinz Co.	272,234	11,082,646
Mondelez International, Inc., Class A	466,044	31,061,833
		42,144,479
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	595,482	65,377,969
Medtronic PLC	453,960	35,281,771
		100,659,740
Health Care Providers & Services — 3.0%
CVS Health Corp.	448,774	41,821,249
UnitedHealth Group, Inc.	319,120	169,191,042
		211,012,291
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(a)	13,249	26,700,445
McDonald’s Corp.	250,171	65,927,564
Starbucks Corp.	392,056	38,891,955
		131,519,964
Household Products — 2.0%
Colgate-Palmolive Co.	285,261	22,475,714
Procter & Gamble Co.	809,368	122,667,814
		145,143,528
Industrial Conglomerates — 1.4%
3M Co.	188,444	22,598,205
General Electric Co.	372,871	31,242,861
Honeywell International, Inc.	229,628	49,209,280
		103,050,346
Insurance — 0.5%
American International Group, Inc.	253,773	16,048,604
MetLife, Inc.	225,107	16,290,994
		32,339,598
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(a)	2,040,048	179,993,435
Alphabet, Inc., Class C, NVS(a)	1,808,457	160,464,389
Meta Platforms, Inc., Class A(a)	768,043	92,426,295
		432,884,119
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	3,031,323	254,631,132

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 4.8%
Accenture PLC, Class A	215,090	$ 57,394,616
International Business Machines Corp.	308,795	43,506,127
Mastercard, Inc., Class A	290,129	100,886,557
PayPal Holdings, Inc.(a)	389,380	27,731,644
Visa, Inc., Class A	558,426	116,018,586
		345,537,530
Life Sciences Tools & Services — 1.9%
Danaher Corp.	223,767	59,392,237
Thermo Fisher Scientific, Inc.	133,950	73,764,926
		133,157,163
Machinery — 0.6%
Caterpillar, Inc.	177,749	42,581,550
Media — 0.9%
Charter Communications, Inc., Class A(a)(b)	36,689	12,441,240
Comcast Corp., Class A	1,473,473	51,527,351
		63,968,591
Multiline Retail — 0.3%
Target Corp.	157,677	23,500,180
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	607,602	109,058,483
ConocoPhillips	425,608	50,221,744
Exxon Mobil Corp.	1,406,610	155,149,083
		314,429,310
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	726,074	52,241,024
Eli Lilly & Co.	269,356	98,541,199
Johnson & Johnson	892,966	157,742,444
Merck & Co., Inc.	865,942	96,076,265
Pfizer, Inc.	1,917,181	98,236,355
		502,837,287
Road & Rail — 0.6%
Union Pacific Corp.	209,988	43,482,215
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(a)	550,690	35,668,191
Broadcom, Inc.	138,325	77,341,657
Intel Corp.	1,409,526	37,253,772
NVIDIA Corp.	850,449	124,284,617
QUALCOMM, Inc.	382,870	42,092,728
Texas Instruments, Inc.	309,980	51,214,896
		367,855,861
Software — 10.5%
Adobe, Inc.(a)(b)	158,785	53,435,916
Security	Shares	Value
Software (continued)
Microsoft Corp.	2,546,015	$ 610,585,317
Oracle Corp.	524,873	42,903,119
Salesforce, Inc.(a)	341,539	45,284,656
		752,209,008
Specialty Retail — 2.1%
Home Depot, Inc.	349,699	110,455,926
Lowe’s Cos., Inc.	212,011	42,241,072
		152,696,998
Technology Hardware, Storage & Peripherals — 9.3%
Apple Inc.	5,107,415	663,606,431
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	430,358	50,356,190
Tobacco — 1.1%
Altria Group, Inc.	612,348	27,990,427
Philip Morris International, Inc.	529,459	53,586,545
		81,576,972
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.(a)	203,971	28,555,940
Total Long-Term Investments — 99.7% (Cost: $6,810,285,220)		7,109,485,202
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	42,501,312	42,514,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	15,051,254	15,051,254
Total Short-Term Securities — 0.8% (Cost: $57,562,988)		57,565,316
Total Investments — 100.5% (Cost: $6,867,848,208)		7,167,050,518
Liabilities in Excess of Other Assets — (0.5)%		(38,061,168)
Net Assets — 100.0%		$ 7,128,989,350
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,415,762	$ 33,078,175(a)	$ —	$ 17,787	$ 2,338	$ 42,514,062	42,501,312	$ 113,790(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,943,000	—	(1,891,746)(a)	—	—	15,051,254	15,051,254	295,880	10
BlackRock, Inc.	37,188,333	6,892,475	(5,349,960)	1,534,029	(3,961,053)	36,303,824	51,231	742,663	—
				$ 1,551,816	$ (3,958,715)	$ 93,869,140		$ 1,152,333	$ 10
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	101	03/17/23	$ 19,498	$ (624,166)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,109,485,202	$ —	$ —	$ 7,109,485,202
Short-Term Securities
Money Market Funds	57,565,316	—	—	57,565,316
	$ 7,167,050,518	$ —	$ —	$ 7,167,050,518
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (624,166)	$ —	$ —	$ (624,166)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4